Average Annual Total Returns - FidelityDisciplinedEquityFund-RetailPRO - FidelityDisciplinedEquityFund-RetailPRO - Fidelity Disciplined Equity Fund	Dec. 30, 2023
Fidelity Disciplined Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(28.04%)
Past 5 years	7.19%
Past 10 years	10.85%
Fidelity Disciplined Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(28.51%)
Past 5 years	6.26%
Past 10 years	9.73%
Fidelity Disciplined Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.25%)
Past 5 years	5.46%
Past 10 years	8.63%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%